Inventories (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories
Crude oil	$ 3,935,595	$ 4,715,047
Fuels and petrochemicals	2,783,249	2,356,585
Materials for goods production	3,308,987	3,130,816
Inventories, net	$ 10,027,831	$ 10,202,448